Cash generated from operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash generated from operations
Profit/(loss) on continuing operations before tax	$ (37,616)	$ (26,214)	$ (48,247)
Profit from discontinued operations before tax	87	(34,028)	(26,421)
Adjustments for:
Depreciation and impairment	417	3,157	2,543
Amortisation of intangible assets	343	375	91
Gain on disposal of fixed assets		(341)	(53)
Impairment loss on trade receivables and contract assets		166	12,335
Impairment loss on intangible assets		35,003	17,601
Gain on extinguishment of liability	(1,379)
Exceptional item	6,000
Change in fair value of warrants	261	(6)	(10,638)
Change in trade and other receivables	(715)	3,365	21,136
Change in trade and other payables	(6,007)	(4,945)	(7,982)
Share option (credit)/charge	5,676	(670)	18,252
Finance income	(1,232)	(930)	(41)
Interest payable	48	223	285
Tax received	5,607
Cash (used in)/generated from operations	(28,510)	(24,845)	(21,140)
Reconciliation of net cashflow to movements in net debt:
Opening net cash/(debt)	18,705	44,455	48,966
Movement in cash	18,264	(25,336)	(4,054)
Movement on foreign exchange	9	(414)	(457)
Movement in net cash/ (debt)	18,273	(25,750)	(4,511)
Closing net cash/(debt)	36,978	18,705	44,455
Composition of closing net cash/(debt)
Cash	36,978	18,705	44,455	$ 48,966
Net cash/(debt)	$ 36,978	$ 18,705	$ 44,455	$ 48,966